Borrowings and lease liabilities	6 Months Ended
Jun. 30, 2025
Borrowings [abstract]
Borrowings and lease liabilities	Borrowings and lease liabilities
AngloGold Ashanti’s borrowings are interest bearing.

	As at	As at
	June	December
	2025	2024
US Dollar millions	Unaudited	Audited

Change in liabilities arising from financing activities:

Reconciliation of borrowings (excluding lease liabilities)
A reconciliation of the total borrowings included in the statement of financial position is set out in the following table:

Opening balance	1,984	2,239
Proceeds from borrowings (1)	285	655
Repayment of borrowings (2)	(180)	(909)
Finance costs paid on borrowings	(48)	(114)
Interest charged to the income statement	53	114
Deferred loan fees	5	—
Translation	4	(1)
Closing balance	2,103	1,984

Borrowings
Non-current	2,017	1,901
Current	86	83
	2,103	1,984

Reconciliation of finance costs paid (excluding lease finance costs)
A reconciliation of the finance costs paid included in the statement of cash flows is set out in the following table:

Finance costs paid on borrowings	48	114
Commitment fees, utilisation fees and other borrowing costs	6	12
Total finance costs paid	54	126

Reconciliation of lease liabilities

Opening balance	141	171
Acquisition through business combination	—	4
Lease liabilities recognised	98	69
Repayment of lease liabilities	(46)	(91)
Finance costs paid on lease liabilities	(8)	(11)
Interest charged to the income statement	8	12
Modifications and terminations	—	(3)
Transfer to held for sale (Note 7)	(8)	—
Translation	9	(10)
Closing balance	194	141

Lease liabilities
Non-current	128	65
Current	66	76
	194	141
(1) During the six months ended 30 June 2025, the Company made drawdowns of $285m on the new three-year 2025 Geita multi-currency RCF, of which $180m was in
USD and the remaining $105m (equivalent) was in Tanzanian shillings.
(2) During the six months ended 30 June 2025, there was a full repayment of $180m on the $1.4bn 2022 multi-currency RCF.